SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2024	Feb. 29, 2024	Jul. 31, 2023	Feb. 19, 2021
Disclosure of non-adjusting events after reporting period [line items]
Aggregate offering price				$ 50,000
Lavie Bio Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Initial payment			$ 5,000
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate offering price	$ 7,300
Events After Reporting Period [Member] | Lavie Bio Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum grant amount		$ 83
Percentage of royalties paid		3.00%
Threshold limit of revenue for royalties payment		$ 276
Maximum percentage for grant received		100.00%
Events After Reporting Period [Member] | Lavie Bio Ltd [Member] | Second Payment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Initial payment	$ 2,500